Supplemental Information - Supplemental Information of Income Statement (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues
Net sales	$ 26,149	$ 27,831	$ 25,769
Finance, interest and other income	1,930	1,875	1,932
Total Revenues	28,079	29,706	27,701
Costs and Expenses
Cost of goods sold	21,832	22,958	21,572
Selling, general & administrative expenses	2,216	2,351	2,315
Research and development expenses	1,030	1,061	957
Restructuring expenses	109	61	93
Interest expense	798	812	940
Other, net	924	997	1,165
Total Costs and Expenses	26,909	28,240	27,042
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	1,170	1,466	659
Income tax (expense)	271	(417)	(457)
Equity in income of unconsolidated subsidiaries and affiliates	13	50	88
Net income	1,454	1,099	290
Industrial Activities
Revenues
Net sales	26,149	27,831	25,769
Finance, interest and other income	98	100	122
Total Revenues	26,247	27,931	25,891
Costs and Expenses
Cost of goods sold	21,832	22,958	21,572
Selling, general & administrative expenses	1,998	2,136	2,056
Research and development expenses	1,030	1,061	957
Restructuring expenses	105	61	90
Interest expense	380	468	604
Other, net	187	267	420
Total Costs and Expenses	25,532	26,951	25,699
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	715	980	192
Income tax (expense)	391	(286)	(415)
Equity in income of unconsolidated subsidiaries and affiliates	(13)	20	61
Results from intersegment investments	361	385	452
Net income	1,454	1,099	290
Financial Services
Revenues
Net sales	0	0	0
Finance, interest and other income	2,011	1,989	2,028
Total Revenues	2,011	1,989	2,028
Costs and Expenses
Cost of goods sold	0	0	0
Selling, general & administrative expenses	218	215	259
Research and development expenses	0	0	0
Restructuring expenses	4	0	3
Interest expense	597	558	555
Other, net	737	730	744
Total Costs and Expenses	1,556	1,503	1,561
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	455	486	467
Income tax (expense)	(120)	(131)	(42)
Equity in income of unconsolidated subsidiaries and affiliates	26	30	27
Results from intersegment investments	0	0	0
Net income	$ 361	$ 385	$ 452